UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Net (loss)/income	$ (85,659)	$ 696,552
Net (loss)/income from continuing operations	(85,952)	778,924
Adjustments to reconcile net (loss)/income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	25,027	26,847
Impairment of long-lived assets	5,021	76,155
Net loss/(income) from equity method investments	296	(3,009)
Change in fair value of investment in listed equity securities	62,308	(295,048)
FINANCING ACTIVITIES
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the beginning of period	369	80,869
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the end of period	0	222
Net increase in cash and cash equivalents, restricted cash and short-term deposits within assets held for sale	369	80,647
Net (decrease)/increase in cash and cash equivalents, restricted cash, short-term deposits and cash within assets held for sale	(110,095)	282,156
Cash and cash equivalents, restricted cash and short-term deposits at the beginning of the period	1,012,881	337,922
Cash and cash equivalents, restricted cash and short-term deposits at the end of the period	902,786	620,078
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	770,567	528,612
Restricted cash and short-term deposits	58,495	18,238
Restricted cash	73,724	73,228
Cash, cash equivalents, restricted cash and restricted cash equivalents	902,786	620,078
Continuing operations
OPERATING ACTIVITIES
Net (loss)/income from continuing operations	(85,952)	778,924
Adjustments to reconcile net (loss)/income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	25,027	26,847
Amortization of deferred charges and debt guarantees, net	512	1,658
Impairment of long-lived assets	5,021	76,155
Net loss/(income) from equity method investments	296	(3,009)
Compensation cost related to employee stock awards	3,858	1,466
Net foreign exchange losses	1,426	102
Change in fair value of investment in listed equity securities	62,308	(295,048)
Changes in assets and liabilities:
Trade accounts receivable	4,314	(24,476)
Other current and non-current assets	(113,535)	1,706
Amounts due from related parties	384	(2,385)
Trade accounts payable	2,572	3,542
Accrued expenses	5,407	(8,797)
Other current and non-current liabilities	(12,531)	(83,132)
Net cash provided by continuing operations	85,998	58,078
INVESTING ACTIVITIES
Proceeds from sale of equity method investments	56,097	0
Proceeds from sale of listed equity securities	45,552	252,960
Proceeds from subscription of equity interest in Gimi MS	21,118	11,270
Dividends received from listed equity securities	11,128	3,665
Consideration received for long-lived assets held for sale	2,325	0
Additions to other investments	0	(2,447)
Additions to vessels and equipment	(619)	0
Loan advanced to related parties	(3,500)	0
Deposit paid for vessel	(15,500)	0
Additions to assets under development	(138,102)	(175,230)
Net cash (used in)/provided by investing activities	(21,501)	90,218
FINANCING ACTIVITIES
Reacquisition of common units in Hilli LLC	(100,047)	0
Net debt repayments	(76,397)	(502,549)
Cash dividends paid	(44,537)	(25,305)
Purchase of treasury shares	(29,447)	(11,063)
Financing costs paid	(9,809)	(7,127)
Proceeds from short-term and long-term debt	85,000	256,000
Net cash used in financing activities	(175,237)	(290,044)
Discontinued operations
OPERATING ACTIVITIES
Add: Net (income)/loss from discontinued operations	(293)	82,372
Adjustments to reconcile net (loss)/income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	20	8,733
Amortization of deferred charges and debt guarantees, net	0	3,932
Compensation cost related to employee stock awards	3	239
Net foreign exchange losses	17	560
Changes in assets and liabilities:
Trade accounts receivable	0	836
Other current and non-current assets	300	(5,378)
Amounts due from related parties	0	(804)
Trade accounts payable	(2)	(7,261)
Accrued expenses	(165)	(4,926)
Other current and non-current liabilities	(163)	(24,941)
Net income/(loss) from discontinued operations	293	(82,372)
Deconsolidation of lessor VIEs	0	(59,085)
(Gain)/loss on disposal and impairment of long-lived assets	(27)	105,201
Net cash provided by/(used in) discontinued operations	276	(65,266)
INVESTING ACTIVITIES
Net proceeds from disposals of long-lived assets	0	566,803
Net cash provided by discontinued investing activities	0	566,803
FINANCING ACTIVITIES
Net debt repayments	0	(158,000)
Financing costs paid	0	(280)
Net cash used in discontinued financing activities	0	(158,280)
Interest rate swap | Continuing operations
Adjustments to reconcile net (loss)/income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments (interest rate swaps)	1,453	(49,582)
Oil and gas derivative | Continuing operations
Adjustments to reconcile net (loss)/income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments (interest rate swaps)	$ 185,438	$ (365,893)